Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Vessels Under Constructions and Upgrades	Vessels Under Construction and Upgrades
Teekay LNG's share of commitments to fund equipment installation and other construction contract costs as at September 30, 2021 are as follows:

	Total $	Remainder of 2021 $	2022 $
Certain consolidated LNG carriers (i)	20,557	5,843	14,714
Bahrain LNG Joint Venture (ii)	11,339	—	11,339
	31,896	5,843	26,053

(i)In June 2019, Teekay LNG entered into an agreement with a contractor to supply reliquefication equipment on certain of Teekay LNG's LNG carriers in 2021 and 2022, for an estimated installed cost of $53.5 million. As at September 30, 2021, the estimated remaining cost of this installation is $20.6 million.

(ii)Teekay LNG has a 30% ownership interest in the Bahrain LNG Joint Venture which has an LNG receiving and regasification terminal in Bahrain. As at September 30, 2021, Teekay LNG's proportionate share of the estimated remaining cost of $11.3 million relates to the final construction installment on the LNG terminal. The Bahrain LNG Joint Venture has remaining undrawn debt financing of $23.5 million, which is undrawn, of which $7.1 million relates to Teekay LNG's proportionate share of the construction commitments included in the table above.